Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
10. Leases
The Company has entered various operating leases for its worldwide office buildings and research and development facilities and equipment, which are accounted for in accordance with ASC 842.
For the years ended December 31, 2024 and 2023, the Company recorded approximately $1.0 million and $1.2 million of operating lease expense, respectively, under ASC 842. All of the Company’s leases have been classified as operating leases.
Supplemental cash flow information for the years ending December 31, 2024 and 2023, were as follows (in thousands):

	2024	2023
Cash paid for operating leases included in operating cash flow	$1,068	$1,251
Supplemental non-cash information related to lease liabilities arising from obtaining right-of-use assets	1,207	51
Lease assets obtained in exchange for operating lease liabilities arising from lease modifications	—	(4)
The aggregate future lease payments of operating leases as of December 31, 2024, are as follows (in thousands):

2025	$622
2026	255
2027	121

Total future annual minimum lease payments	998
Less: interest	(32)

Total lease liabilities	$966

As of December 31, 2024, the weighted average remaining lease term for the Company’s operating leases is 1.71 years and the weighted average discount rate used to determine the present value of the Company’s operating leases is 4.4%.